Warrants (Details)						3 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($) d shares	Jan. 30, 2022 $ / shares shares	Oct. 31, 2021 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2022 USD ($) d shares	Oct. 31, 2022 USD ($) d	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Dec. 27, 2021 $ / shares
Disclosure of classes of share capital [line items]
Warrants, term	5 years					5 years	5 years
Exercise price of warrants (in dollars per share)		$ 11.5
Redemption price of warrants (in dollars per share)		$ 0.1								$ 0.1
Shares issued per warrant										0.253
Number of warrants exercised (in shares) | shares		(9,678)				(9,578)		(100)
Exercise of warrants (in shares) | shares						22,540,651
Number of warrants unexercised (in shares) | shares		449,665
Proceeds from exercise of warrants | $							$ 0	$ 0
Cashless exercises (in shares) | shares						(22,540,651)		0
Cashless exercises | $							(45,900,000)	$ 0
Redemptions (in shares) | shares						(449,665)		0
Redemptions | $							0	$ 0
Fair value gain (loss) on warrants | $							$ (36,200,000)	33,800,000	$ 0
Public Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				$ 11.5
Redemption price of warrants after maximum stock price trigger (in dollars per share)				0.1
Warrants outstanding, threshold trading days | d	20					20	20
Warrants outstanding, threshold consecutive trading days | d	30					30	30
Redemption price of warrants (in dollars per share)				0.01
Public Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Public Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				18
Private Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)				11.5
Private Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				10
Private Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)				$ 18
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares	0		22,999,894	22,999,994	0
Fair market value of warrants (in dollars per share)				$ 2.1
Warrant liability | $	$ 0		$ 82,100,000	$ 48,300,000	$ 0	$ 0	$ 0	$ 82,100,000	$ 0
Peridot Acquisition Corp. | Public Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares				15,000,000
Peridot Acquisition Corp. | Private Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares				8,000,000